Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 2,413	$ 2,517	$ 2,634
Charges to Cost and Expenses		546	636
Deductions	(659)	(650)	(753)
Balance at End of Period	$ 2,094	$ 2,413	$ 2,517